PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Pre-delivery payments to aircraft manufacturers	$ 377,590	$ 360,387
Description of property and plant equipment	Include the reclassification of 4 A350 aircraft that were incorporated on property plant and equipment from available for sale for ThUS$ 464.812 and the reclassification of 11 B767 aircraft that were moved to available for sales for ThUS$(606,522) (see note 13).
Description of property plant and equipment	Except in the case of the Boeing 767 300ER and Boeing 767 300F fleets that consider a lower residual value, due to the extension of their useful life to 22 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.
Indirect existing debt	$ 1,200,382	1,642,779
Indirect book value	2,884,563	$ 3,496,397
Two B787 Aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Lease contract amendment	(397,569)
Six A320N Aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Lease contract amendment	(284,952)
Airbus SAS [Member] | Aircraft Purchase Agreement [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Manufacturers price property, plant and equipment	10,200,000
The Boeing Company [Member] | Aircraft Purchase Contracts [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Manufacturers price property, plant and equipment	$ 600,000